Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, plant and equipment	€ 17,559	€ 18,601
Building And Leasehold Improvements
Property, Plant and Equipment
Right-of-use assets	€ 15,978	€ 16,775